STOCK-BASED COMPENSATION - Share-based compensation expense (Details) - New Dragonfly - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation	$ 27	$ 1,155	$ 428	$ 734	$ 324
Payments not received for options exercised				615,124
Number of options exercised		491,299	49,727	835,005	32,270
Shares unissued authorized and available for future awards		540,902		10,327	404,650
Stock-based compensation expense related to unvested stock options not yet recognized				$ 3,646
Unrecognized stock-based compensation expense expected to be recognized over an estimated weighted average period				2 years 10 months 24 days
Other Current Assets [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Amount receivable for options exercised				$ 250
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		$ 189	$ 145	252	$ 48
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		307	55	95	23
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		326	89	156	61
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		$ 333	$ 139	$ 231	$ 192